UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market Fund

July 31, 2009

1.804826.105

SPM-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
8/7/09	0.40% (d)	$ 11,700	$ 11,700
Roche Holdings, Inc.
9/18/09	1.95 (f)	89,250	89,250
TOTAL CORPORATE BONDS			100,950
Certificates of Deposit - 47.8%

London Branch, Eurodollar, Foreign Banks - 14.4%
Calyon SA
11/9/09	1.10	21,000	21,000
Commonwealth Bank of Australia
11/18/09	0.65	14,000	14,000
Credit Agricole SA
8/3/09 to 2/16/10	0.60 to 1.10	233,000	233,000
Credit Industriel et Commercial
8/18/09 to 10/19/09	0.53 to 0.74	150,000	150,000
Danske Bank AS
10/6/09	0.40	62,000	62,001
HSBC Bank PLC
10/30/09 to 11/27/09	0.50 to 1.00	35,000	35,000
ING Bank NV
8/10/09 to 10/29/09	0.42 to 0.84	143,000	143,000
Intesa Sanpaolo SpA
1/15/10	0.65	8,000	8,000
Landesbank Baden-Wuert
8/20/09	0.35	132,000	132,001
Landesbank Hessen-Thuringen
9/2/09 to 11/23/09	0.65 to 0.70	160,000	160,000
National Australia Bank Ltd.
9/29/09 to 11/5/09	0.40 to 1.05	167,000	167,000
UniCredit SpA
8/10/09 to 9/9/09	0.70 to 0.71	167,000	167,000
			1,292,002
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 33.4%
Bank of Montreal
8/20/09 to 10/7/09	0.27 to 0.34%	$ 41,000	$ 41,000
Bank of Nova Scotia
8/6/09 to 11/23/09	0.51 to 1.21 (d)	270,000	270,000
Bank Tokyo-Mitsubishi UFJ Ltd.
8/11/09 to 12/23/09	0.42 to 0.70	213,000	213,000
Barclays Bank PLC
8/11/09	0.93 (d)	78,000	78,000
BNP Paribas SA
10/16/09 to 4/20/10	0.59 to 1.18	284,000	284,000
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
9/8/09	0.78 (d)	75,000	75,000
Canadian Imperial Bank of Commerce
10/16/09	0.31	151,000	151,000
Commerzbank AG
8/17/09 to 11/2/09	0.50 to 0.85	190,000	190,000
Deutsche Bank AG
10/5/09	0.81 (d)	155,000	155,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	30,000	30,000
Fortis Banque SA
9/30/09 to 10/23/09	0.40 to 0.70	54,000	54,000
Intesa Sanpaolo SpA
12/17/09 to 1/6/10	0.59 to 0.61	63,000	63,000
Lloyds TSB Bank PLC
8/10/09	0.89	41,000	41,000
Natexis Banques Populaires NY
8/19/09	0.98 (d)	17,000	17,000
Natixis New York Branch
9/22/09	0.66 (d)	42,000	42,000
Natixis SA
8/3/09 to 9/14/09	0.71 to 1.15 (d)	108,000	108,000
Rabobank Nederland
9/9/09 to 3/19/10	0.52 to 1.20	328,000	328,082
Royal Bank of Canada
9/9/09 to 1/12/10	0.90 to 1.20 (d)	96,000	96,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
8/10/09 to 10/15/09	0.30 to 1.00%	$ 236,000	$ 236,000
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03 (d)	179,000	179,000
Sumitomo Mitsui Banking Corp.
8/24/09 to 10/15/09	0.40 to 0.50	56,000	56,000
Svenska Handelsbanken AB
8/26/09	1.01 (d)	14,000	14,000
Toronto-Dominion Bank
9/10/09 to 4/16/10	0.50 to 1.90 (d)	281,000	281,000
			3,002,082
TOTAL CERTIFICATES OF DEPOSIT			4,294,084
Commercial Paper - 15.3%

Altria Group, Inc.
8/25/09	0.42	6,000	5,998
Amsterdam Funding Corp.
8/17/09	0.26	18,000	17,998
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40	16,000	15,980
Caisse Nationale des Caisses d' Epargne et de Prevoyance
8/7/09 to 11/19/09	0.45 to 0.75	33,000	32,977
Comcast Corp.
9/21/09	0.86 (b)	47,000	46,943
Commerzbank U.S. Finance, Inc.
10/13/09 to 10/23/09	0.53	45,000	44,949
CVS Caremark Corp.
8/20/09 to 10/6/09	0.68 to 1.10	46,000	45,956
Dakota Notes (Citibank Credit Card Issuance Trust)
8/3/09 to 10/22/09	0.35 to 0.65	222,000	221,791
Devon Energy Corp.
8/10/09 to 8/19/09	0.40	14,000	13,998
DnB NOR Bank ASA
8/10/09 to 8/17/09	0.97 to 1.00	34,000	33,990
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Emerald Notes (BA Credit Card Trust)
8/3/09 to 10/14/09	0.90 to 1.20%	$ 93,000	$ 92,864
Intesa Funding LLC
1/15/10	0.62 to 0.68	12,000	11,964
Irish Republic
10/22/09	0.55	54,000	53,932
Landesbank Hessen-Thuringen
10/7/09	0.58	13,000	12,986
Natexis Banques Populaires U.S. Finance Co. LLC
8/3/09 to 11/2/09	0.65 to 1.15	77,000	76,895
Nationwide Building Society
9/3/09 to 10/30/09	0.51 to 0.70	124,000	123,875
Palisades Notes (Citibank Omni Master Trust)
8/3/09 to 8/6/09	0.90	81,000	80,993
Pfizer, Inc.
4/20/10 to 4/28/10	0.60 to 0.65	22,000	21,897
Salisbury Receivables Co. LLC
8/17/09 to 8/19/09	0.27 to 0.28	24,000	23,997
Sanpaolo IMI U.S. Financial Co.
11/23/09	0.58	6,000	5,989
Santander Finance, Inc.
8/3/09	1.66	44,000	43,996
Societe Generale North America, Inc.
8/10/09	0.60	93,000	92,986
Toronto Dominion Holdings (USA)
10/5/09 to 3/8/10	0.55 to 1.65	85,000	84,747
UniCredito Italiano Bank (Ireland) PLC
8/10/09 to 9/21/09	0.60 to 0.71	50,000	49,974
Virginia Electric & Power Co.
8/5/09	0.65	1,000	1,000
Vodafone Group PLC
8/10/09 to 9/1/09	0.87 to 1.20	58,000	57,964
Westpac Banking Corp.
9/11/09 to 9/18/09	0.63 to 0.67 (d)	54,000	54,000
XTO Energy, Inc.
8/25/09 to 8/27/09	0.50	8,000	7,997
TOTAL COMMERCIAL PAPER			1,378,636
U.S. Government and Government Agency Obligations - 2.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.4%
Bank of America NA (FDIC Guaranteed)
9/14/09 to 10/29/09	0.55 to 0.66% (c)(d)	$ 125,728	$ 125,728
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	20,000	20,000
General Electric Capital Corp. (FDIC Guaranteed)
10/8/09	0.60 (c)(d)	73,580	73,580
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			219,308
Federal Agencies - 12.6%

Fannie Mae - 3.8%
9/25/09 to 2/22/10	0.61 to 3.37	344,000	342,749
Federal Home Loan Bank - 5.1%
8/19/09 to 7/20/10	0.24 to 1.69 (d)	456,000	456,079
Freddie Mac - 3.7%
9/3/09 to 11/3/09	0.62 to 0.86 (d)	330,000	329,724
TOTAL FEDERAL AGENCIES			1,128,552
U.S. Treasury Obligations - 2.5%

U.S. Treasury Bills - 2.5%
12/17/09 to 6/10/10	0.35 to 0.73	228,192	227,313
Medium-Term Notes - 10.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AT&T, Inc.
8/5/09	1.05% (b)(d)	$ 72,000	$ 72,000
Bank of America NA
10/5/09	0.80 (d)	82,000	82,000
Bank of Montreal
8/5/09	0.82 (b)(d)	42,000	42,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(d)	35,000	35,000
BP Capital Markets PLC
9/11/09	0.77 (d)	35,000	35,000
Cellco Partnership
12/27/09	1.11 (b)(d)	35,000	35,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(d)	67,000	67,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(d)	76,000	76,000
Metropolitan Life Global Funding I
11/5/09	1.20 (b)(d)	13,500	13,500
National Australia Bank Ltd.
9/8/09	0.86 (b)(d)	42,000	42,000
New York Life Insurance Co.
8/31/09 to 9/30/09	1.72 to 1.75 (d)(f)	51,000	51,000
Nordea Bank AB
10/23/09	0.85 (d)	155,000	155,000
Procter & Gamble Co.
9/9/09	0.66 (d)	17,000	17,000
Procter & Gamble International Funding SCA
8/7/09	1.00 (d)	16,000	16,000
Royal Bank of Canada
8/17/09	0.71 to 1.20 (b)(d)	80,000	80,000
Verizon Communications, Inc.
9/15/09	0.93 (d)	45,000	45,000
Westpac Banking Corp.
9/4/09	0.89 (b)(d)	70,000	69,999
TOTAL MEDIUM-TERM NOTES			933,499
Short-Term Notes - 0.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
10/1/09	2.10% (d)(f)	$ 25,000	$ 25,000
Time Deposits - 0.6%

Banco Santander SA
8/14/09 to 9/25/09	0.50 to 0.87	53,000	53,000
Asset-Backed Securities - 1.0%

BMW Vehicle Lease Trust
6/15/10	0.79	13,649	13,649
Harley Davidson Motor Trust
5/17/10	1.49	8,897	8,897
Honda Auto Receivables Owner Trust
5/17/10 to 7/15/10	0.75 to 1.32	31,917	31,917
John Deere Owner Trust 2009
7/2/10	1.13	14,482	14,482
Volkswagen Auto Lease Trust
5/17/10	1.45	16,512	16,512
TOTAL ASSET-BACKED SECURITIES			85,457
Repurchase Agreements - 5.8%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) #	$ 254	254
With:
Banc of America Securities LLC at 0.39%, dated 7/31/09 due 8/3/09 (Collateralized by Corporate Obligations valued at $42,001,366, 6.45% - 8.13%, 1/15/12 - 6/23/19)	40,001	40,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.49%, dated 7/31/09 due 8/3/09:
(Collateralized by Equity Securities valued at $162,807,045)	$ 148,006	$ 148,000
(Collateralized by U.S. Government Obligations valued at $24,481,000, 5.5%, 2/1/35 - 9/1/35)	24,001	24,000
0.5%, dated 7/16/09 due 8/14/09 (Collateralized by Equity Securities valued at $23,105,780)	21,008	21,000
BNP Paribas Securities Corp. at 0.44%, dated 7/31/09 due 8/3/09 (Collateralized by Equity Securities valued at $29,701,138)	27,001	27,000
Deutsche Bank Securities, Inc. at:
0.31%, dated 7/17/09 due 8/17/09 (Collateralized by Commercial Paper Obligations valued at $15,507,984, 10/5/09)	15,004	15,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $7,264,504, 8/25/09 - 10/1/09)	7,010	7,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $14,488,986, 8/18/09)	14,023	14,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $24,803,413, 8/17/09 - 8/25/09)	24,039	24,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $4,178,135, 8/12/09 - 8/17/09)	4,007	4,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.44%, dated 7/31/09 due 8/3/09 (Collateralized by Equity Securities valued at $139,705,126)	127,005	127,000
0.54%, dated 6/22/09 due 8/21/09 (Collateralized by Equity Securities valued at $30,819,448) (d)(e)	28,025	28,000
Morgan Stanley & Co. at 0.45%, dated 7/23/09 due 8/20/09 (Collateralized by Equity Securities valued at $15,402,124)	14,005	14,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at 0.54%, dated 7/31/09 due 8/3/09 (Collateralized by Equity Securities valued at $6,600,304)	$ 6,000	$ 6,000
UBS Securities LLC at 0.55%, dated 7/2/09 due 9/29/09 (Collateralized by Corporate Obligations valued at $26,262,604, 5.38% - 6.88%, 8/11/10 - 1/26/39)	25,034	25,000
TOTAL REPURCHASE AGREEMENTS		524,254
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,970,053)		8,970,053
NET OTHER ASSETS - 0.2%		14,467
NET ASSETS - 100%		$ 8,984,520
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $579,442,000 or 6.4% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $219,308,000 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,250,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 2.1%, 10/1/09	3/26/02	$ 25,000
New York Life Insurance Co.: 1.72%, 8/31/09	5/8/09	$ 20,000
1.75%, 9/30/09	3/23/09	$ 31,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 89,250
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$254,000 due 8/03/09 at 0.21%
BNP Paribas Securities Corp.	$ 14
Banc of America Securities LLC	13
Bank of America, NA	34
Barclays Capital, Inc.	21
Citigroup Global Markets, Inc.	17
Credit Suisse Securities (USA) LLC	6
Deutsche Bank Securities, Inc.	17
Goldman, Sachs & Co.	20
Greenwich Capital Markets, Inc.	6
ING Financial Markets LLC	11
J.P. Morgan Securities, Inc.	46
Merrill Lynch Government Securities, Inc.	6
RBC Capital Markets Corp.	3
Societe Generale, New York Branch	11
UBS Securities LLC	26
Wachovia Capital Markets LLC	3
$ 254
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,970,053,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2009

1.804856.105

SPU-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 52.2%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 12.7%
8/3/09 to 2/22/10	0.41 to 3.37% (b)	$ 132,600,000	$ 132,430,205
Federal Home Loan Bank - 23.8%
8/13/09 to 7/20/10	0.21 to 2.66 (b)	249,020,000	249,005,525
Freddie Mac - 15.7%
8/18/09 to 5/5/10	0.19 to 1.24 (b)	164,000,000	164,048,199
TOTAL FEDERAL AGENCIES			545,483,929
U.S. Treasury Obligations - 13.8%

U.S. Treasury Bills - 11.6%
8/13/09 to 7/29/10	0.35 to 1.01	122,065,000	121,677,961
U.S. Treasury Notes - 2.2%
5/31/10 to 6/30/10	0.48 to 0.60	22,000,000	22,381,561
TOTAL U.S. TREASURY OBLIGATIONS			144,059,522
Repurchase Agreements - 34.3%
	Maturity Amount
In a joint trading account at 0.21% dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) #	$ 328,495,794	328,490,000
With:
Barclays Capital, Inc. at 0.21%, dated 7/31/09 due 8/14/09 (Collateralized by U.S. Government Obligations valued at $7,140,705, 0%, 1/8/10)	7,000,572	7,000,000
ING Financial Markets LLC at:
0.24%, dated 7/17/09 due 8/17/09 (Collateralized by U.S. Government Obligations valued at $13,395,348, 0.74% - 1.88%, 11/15/23 - 7/15/36)	13,002,687	13,000,000
0.27%, dated 7/20/09 due 9/18/09 (Collateralized by U.S. Government Obligations valued at $10,303,579, 1.29%, 12/15/35)	10,004,500	10,000,000
TOTAL REPURCHASE AGREEMENTS		358,490,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,048,033,451)		1,048,033,451
NET OTHER ASSETS - (0.3)%		(2,763,826)
NET ASSETS - 100%		$ 1,045,269,625
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$328,490,000 due 8/03/09 at 0.21%
BNP Paribas Securities Corp.	$ 18,481,797
Banc of America Securities LLC	16,921,320
Bank of America, NA	44,356,312
Barclays Capital, Inc.	27,537,877
Citigroup Global Markets, Inc.	22,178,156
Credit Suisse Securities (USA) LLC	7,392,719
Deutsche Bank Securities, Inc.	22,178,156
Goldman, Sachs & Co.	25,874,515
Greenwich Capital Markets, Inc.	7,392,719
ING Financial Markets LLC	14,196,570
J.P. Morgan Securities, Inc.	59,141,751
Merrill Lynch Government Securities, Inc.	7,392,719
RBC Capital Markets Corp.	3,696,359
Societe Generale, New York Branch	14,785,437
UBS Securities LLC	33,267,234
Wachovia Capital Markets LLC	3,696,359
$ 328,490,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,048,033,451.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Treasury
Money Market Fund

July 31, 2009

1.804868.105

TMM-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 95.2%
8/6/09 to 7/29/10	0.11 to 1.80%	$ 6,789,949	$ 6,783,754
U.S. Treasury Bonds - 0.2%
8/15/09	0.26	14,000	14,066
U.S. Treasury Notes - 4.8%
8/15/09 to 5/15/10	0.34 to 1.58	342,000	345,017
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,142,837)	7,142,837
NET OTHER ASSETS - (0.2)%	(13,761)
NET ASSETS - 100%	$ 7,129,076
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,142,837,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009